Quarterly Holdings Report
for
Fidelity Sustainable Intermediate Municipal Income Fund
April 30, 2022
SNT-NPRT1-0622
1.9904924.100
Municipal Bonds - 78.1%
	Principal Amount (a)	Value ($)
Arizona - 2.4%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/30	50,000	54,578
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	165,000	180,115
TOTAL ARIZONA		234,693
California - 7.0%
California Health Facilities Fing. Auth. Rev. Bonds Series 2019 C, 5%, tender 10/1/25 (b)	150,000	159,572
California Muni. Fin. Auth. Rev. Series 2018, 5% 10/1/25	15,000	15,927
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2%, tender 5/2/22 (b)(c)(d)	50,000	50,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	25,000	27,015
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	15,000	16,372
Series 2022 B:
5% 7/1/31	30,000	35,139
5% 7/1/32	100,000	117,677
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	5,000	5,529
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2015 A, 5% 7/1/27	10,000	10,750
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2017 A, 5% 7/1/23	250,000	258,302
TOTAL CALIFORNIA		696,283
Colorado - 1.5%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,372
Colorado Health Facilities Auth. Series 2019 A2, 5% 8/1/33	125,000	136,390
TOTAL COLORADO		146,762
Connecticut - 4.5%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	25,000	27,975
Series 2021 D, 5% 7/15/28	75,000	84,202
Connecticut Hsg. Fin. Auth. Series 2021 D1:
5% 11/15/27	10,000	11,099
5% 11/15/28	25,000	27,938
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	133,842
Series A:
5% 9/1/26	100,000	109,592
5% 5/1/29	20,000	22,670
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	27,202
TOTAL CONNECTICUT		444,520
District Of Columbia - 0.3%
District of Columbia Univ. Rev. Series 2017:
5% 4/1/29	20,000	21,591
5% 4/1/33	10,000	10,688
TOTAL DISTRICT OF COLUMBIA		32,279
Florida - 5.4%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	32,042
Series 2020 A, 5% 7/1/33	25,000	28,577
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	200,000	220,093
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	27,983
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	60,000	66,744
Palm Beach County School Board Ctfs. of Prtn.:
Series 2018 A, 5% 8/1/24	20,000	21,033
Series 2021 A, 5% 8/1/38	125,000	138,904
TOTAL FLORIDA		535,376
Georgia - 3.6%
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	10,000	11,088
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	135,000	138,331
Series 2021 A, 4%, tender 9/1/27 (b)	100,000	102,701
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	111,531
TOTAL GEORGIA		363,651
Illinois - 2.7%
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	10,000	11,244
5% 10/1/38	100,000	111,332
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	32,260
Series 2014 A, 5% 10/1/26	40,000	42,338
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	54,909
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	20,000	20,247
TOTAL ILLINOIS		272,330
Indiana - 0.4%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	16,716
Series A, 5% 7/1/28	25,000	28,038
TOTAL INDIANA		44,754
Kentucky - 1.2%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/33	5,000	5,230
4% 6/1/35	15,000	15,617
Kentucky State Property & Buildings Commission Rev.:
Series A, 5% 11/1/33	15,000	16,446
Series B, 5% 8/1/26	75,000	81,699
TOTAL KENTUCKY		118,992
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 5% 7/1/28	10,000	10,911
Maryland - 2.1%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2014 A, 5% 7/1/24	150,000	157,713
Maryland Dept. of Trans. Series 2016, 4% 9/1/27	15,000	16,051
Maryland Gen. Oblig. Series A, 5% 8/1/34	15,000	17,328
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	16,702
TOTAL MARYLAND		207,794
Massachusetts - 8.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 B, 5% 7/1/26	10,000	10,755
Series 2021 A1, 5% 7/1/35	45,000	51,775
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	100,000	110,451
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	16,315
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	22,625
Series 2015 O1, 4% 7/1/45	30,000	29,452
Series 2018 L, 5% 10/1/33	35,000	37,960
Series 2020 A:
5% 10/15/29	35,000	40,720
5% 10/15/30	20,000	23,589
Series 2022 B, 5% 11/15/32 (e)	300,000	363,570
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	16,381
Series 2017 D, 5% 7/1/27	25,000	27,868
Series A, 5% 7/1/31	10,000	10,862
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/32	10,000	11,478
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	57,280
TOTAL MASSACHUSETTS		831,081
Michigan - 1.6%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	5,000	5,522
Series 2018, 5% 1/1/29	25,000	27,913
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	10,000	10,069
Michigan Fin. Auth. Rev.:
Series 2016:
5% 11/15/28	15,000	16,295
5% 11/15/30	35,000	37,961
5% 11/15/34	15,000	16,216
Series 2022, 5% 12/1/32	25,000	26,946
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,910
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	10,000	11,331
TOTAL MICHIGAN		163,163
Minnesota - 0.3%
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	15,000	17,205
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	15,634
TOTAL MINNESOTA		32,839
Nebraska - 1.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	51,086
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	140,761
TOTAL NEBRASKA		191,847
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	15,000	16,410
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	5,000	5,351
TOTAL NEW HAMPSHIRE		21,761
New Jersey - 4.5%
New Jersey Edl. Facility Series A, 5% 7/1/36	15,000	16,378
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/33	10,000	10,728
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	107,843
Series 2021 A, 5% 6/15/33	95,000	102,417
Series 2022 A, 4% 6/15/39	30,000	29,164
Series 2022 BB, 5% 6/15/31	135,000	148,021
Series A, 0% 12/15/31	50,000	33,832
TOTAL NEW JERSEY		448,383
New York - 14.5%
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	27,431
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2018, 5% 9/1/27	15,000	16,801
Series 2020 A, 5% 9/1/38	165,000	185,073
New York Dorm. Auth. Rev. Series 2013 A, 5% 7/1/23	310,000	320,149
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24	25,000	26,255
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,631
5% 11/15/29	50,000	53,735
5% 11/15/31	140,000	149,593
Series 2019 C, 5% 11/15/39	70,000	74,046
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	10,000	10,939
Series 2019 D, 4% 2/15/36	15,000	15,323
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	30,436
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	80,000	88,436
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	205,000	232,363
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	85,000	93,455
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	104,341
TOTAL NEW YORK		1,450,007
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	27,826
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	116,761
TOTAL NORTH CAROLINA		144,587
Ohio - 2.0%
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	22,160
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	27,392
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	115,000	118,751
Ohio Spl. Oblig. Series 2021 A, 5% 4/1/41	20,000	22,517
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/29	10,000	11,469
TOTAL OHIO		202,289
Oklahoma - 0.5%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/26	40,000	42,035
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	10,000	11,326
TOTAL OKLAHOMA		53,361
Oregon - 1.0%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3%, tender 5/1/23 (b)(d)	50,000	49,994
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	10,000	11,058
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30 (e)	30,000	33,649
TOTAL OREGON		94,701
Pennsylvania - 1.1%
Cumberland County Muni. Auth. Rev. (Dickinson Proj.) Series 2017, 5% 5/1/37	5,000	5,336
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	50,000	54,546
5% 7/15/28	35,000	38,491
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	11,191
TOTAL PENNSYLVANIA		109,564
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	20,000	21,860
Texas - 2.1%
Alvin Independent School District Series 2016 A, 5% 2/15/28	25,000	27,211
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	16,021
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	90,000	94,846
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,578
Series 2020 A, 5% 5/15/27	10,000	11,131
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	53,417
TOTAL TEXAS		208,204
Virginia - 1.2%
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.) Series 2017 E, 5% 2/1/31	10,000	11,146
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	15,000	16,763
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	66,560
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	15,000	16,666
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,548
TOTAL VIRGINIA		116,683
Washington - 5.3%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	95,000	108,510
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	55,804
Series 2018 C, 5% 8/1/30	25,000	27,734
Series 2018 D, 5% 8/1/33	20,000	22,094
Series 2020 A, 5% 8/1/27	65,000	72,545
Series 2020 C, 5% 2/1/37	15,000	16,925
Series R-2017 A, 5% 8/1/30	10,000	10,897
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	27,613
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	45,000	49,292
Series 2017 A, 4% 7/1/37	125,000	125,745
Series 2019 A2, 5% 8/1/33	10,000	10,911
TOTAL WASHINGTON		528,070
Wisconsin - 0.8%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 2%, tender 5/2/22 (b)(d)	50,000	50,000
Wisconsin Gen. Oblig. Series 2019 A, 5% 5/1/37	5,000	5,413
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26	20,000	21,801
TOTAL WISCONSIN		77,214
TOTAL MUNICIPAL BONDS (Cost $7,819,945)		7,803,959

TOTAL INVESTMENT IN SECURITIES - 78.1% (Cost $7,819,945)	7,803,959
NET OTHER ASSETS (LIABILITIES) - 21.9%	2,182,820
NET ASSETS - 100.0%	9,986,779

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,000 or 0.5% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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